Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements

2.Significant Accounting Policies and Recent Accounting Pronouncements:

As of December 31, 2024, the Partnership’s Sponsor owned 42.4% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units and the Series B Preferred Units, both of which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the General Partner, through Dynagas GP LLC, which is owned and controlled by the Sponsor.

(a)	Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Dynagas Partners, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights.

The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities, as defined under ASC 810, that in general either have equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Partnership evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would therefore be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of the years ended December 31, 2024, 2023 and 2022, no such interests existed.

(b)	Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an on-going basis, management evaluates the estimates and judgments, including those related to expected future cash flows from long-lived assets to support impairment tests. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.
(c)	Other Comprehensive Income: The Partnership follows the provisions of ASC 220, “Comprehensive Income”, which requires separate presentation of certain transactions which are recorded directly as components of equity. The Partnership has no such transactions which affect other comprehensive income and accordingly, for the years ended December 31, 2024, 2023 and 2022, comprehensive income equaled net income.
(d)	Foreign Currency Translation: The functional currency of the Partnership is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets and therefore, the Partnership primarily transacts business in U.S. Dollars. The Partnership’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of such transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars using the balance sheet date exchange rates. Resulting gains or losses are included in “Other, net” in the accompanying consolidated statements of income.
(e)	Cash and Cash Equivalents: The Partnership considers highly liquid investments, such as time deposits with an original maturity of three months or less, to be cash equivalents.

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

(f)

Restricted cash: Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Partnership’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Partnership’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Partnership’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

(g)	Trade Accounts Receivable: The amount shown as trade accounts receivable at each balance sheet date, mainly includes receivables from charterers for hire from lease agreements, net of any provision for doubtful accounts, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in dispute. Operating lease receivables under ASC 842 are not in scope of ASC 326 for assessment of credit loss. ASC 842 requires lessors to evaluate the collectability of all lease payments. If collection of all operating lease payments, plus any amount necessary to satisfy a residual value guarantee, is not probable (either at lease commencement or after the commencement date), lease income is constrained to the lesser of cash collected or lease income reflected on a straight-line or another systematic basis, plus variable rent when it becomes accruable. Provision for doubtful accounts as of December 31, 2024 and 2023, was nil.
(h)	Inventories: Inventories consist of lubricants which are stated at the lower of cost or net realizable value. Cost is determined by the first in, first out method. Inventories may also consist of bunkers during periods when vessels are unemployed or under voyage charters and spares in warehouses, in which case, they are also stated at the lower of cost or net realizable value and cost is still determined by the first in, first out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.
(i)	Insurance Claims: The Partnership records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time when (i) the Partnership’s vessels suffer insured damages or at the time when crew medical expenses are incurred, (ii) recovery is probable under the related insurance policies, (iii) the Partnership can estimate the amount of such recovery following submission of the insurance claim and (iv) provided that the claim is not subject to litigation. The Partnership assesses its insurance claim balances for credit losses in accordance with ASC 326. No allowance was recorded on insurance claims as of December 31, 2024 and 2023.
(j)	Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon delivery (initial repairs, improvements and delivery expenses, capitalized interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when such expenditures appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. The cost of each of the Partnership’s vessels is depreciated beginning from the time when the vessel is ready for her intended use, on a straight-line basis, to the time that the vessel reaches the end of its economic useful life, after considering the estimated residual value of the vessel which is based on its lightweight tonnage times an estimated scrap rate. The Partnership currently uses a scrap rate estimate of $0.500 per lightweight ton per LNG carrier. Management estimates that the useful life of each of the Partnership’s vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, such vessel’s remaining useful life is adjusted as of the date such regulations are adopted.

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

(k)	Impairment of Long-Lived Assets: The Partnership follows ASC 360-10-40 “Impairment or Disposals of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. When the estimate of undiscounted projected operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the asset is evaluated for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Partnership reviews its long-lived assets for impairment whenever events or changes in circumstances, such as business plans to dispose a vessel earlier than the end of its useful life and prevailing market conditions, indicate that the carrying amount of the assets may not be recoverable. When such indications are present, the Partnership determines undiscounted projected net operating cash flows for each vessel and compares the result to the vessel’s carrying value. The fair values of the assets are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820, “Fair value measurements and disclosures” based on management’s estimates, assumptions, use of available market data, use of third party valuations and other market observable data. In developing estimates of future cash flows, the Partnership must make assumptions about future charter rates, vessel operating expenses, fleet utilization and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations.

The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and by estimating charter rates for the unfixed days. Expected outflows for scheduled vessel maintenance and vessel operating expenses are based on the Partnership’s budget by using historical data, which is adjusted annually with the assumption of the average annual inflation rate prevailing at the time of the impairment test. In developing the estimate for the effective fleet utilization, the Partnership takes into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys) and each vessel’s loss of hire resulting from repositioning or other conditions.

In developing estimates for the remaining estimated useful lives of the current fleet and scrap values, the Partnership utilizes methods, which are identical to those employed as part of the Partnership’s depreciation policy. As and for each of the years ended December 31, 2024, 2023 and 2022, the Partnership incurred no impairment loss.

(l)	Accounting for Special Survey and Dry-Docking Costs: The Partnership follows the direct expense method of accounting for dry-docking and special survey costs, in which case, such costs are expensed in the period incurred. The vessels undergo dry-dock or special survey approximately every five years during the first fifteen years of their life. For vessels that are fifteen years or older, dry - docking takes place every three years as required by classification societies, or, subject to special considerations, an “in water survey in lieu of dry - dock” can take place between the two special surveys. Costs relating to routine repairs and maintenance are also expensed in the period they are incurred.
(m)	Financing Costs: “Interest – Imputation of Interest”, costs associated with long-term debt, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with debt financing or refinancing, or any unamortized portion thereof, are presented by the Partnership as a reduction of long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made and included in the determination of gain or loss on debt extinguishment. Loan commitment fees are expensed as incurred.
(n)	Concentration of Credit Risk: Financial instruments, which may potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Partnership performs periodic evaluations of the relative credit standing of those financial institutions. The Partnership limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of each of its charterer’s financial condition and generally does not require collateral for its trade accounts receivable. The Partnership is exposed to credit risk in the event of non-performance by the counterparty to the derivative instrument; however, the Partnership limits its exposure by entering into transactions with counterparties with high credit ratings.

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

During the years ended December 31, 2024, 2023 and 2022, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2024	2023	2022
A	39%	41%	43%
B	34%	43%	41%
C	27%	16%	16%
Total	100%	100%	100%

The maximum aggregate amount of loss due to credit risk, that the Partnership would have incurred if the aforementioned charterers failed completely to perform according to the terms of their respective charter parties, amounted to $1,201 and $709 as of December 31, 2024 and 2023, respectively.

(o)	Accounting for Revenues and Related Expenses: The Partnership generates its revenues from charterers under time charter agreements, which contain a lease as they meet the criteria of a lease under ASC 842. The Partnership’s vessels are each employed under a time charter agreement, where a contract is entered into with a charterer for the charterer’s use of a vessel for a specific period of time and at a specified daily charter hire rate. If a time charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized, as it is earned ratably over the duration of the period of the time charter. Revenues from time chartering of vessels are accounted for as operating leases. The Partnership has determined that the non-lease components in its time charter contracts relate to services for the operation of the vessel, which include crew, technical, safety, commercial services, among others. The Partnership has elected to account for the lease and non-lease component of time charter agreements as a combined component in its consolidated financial statements, having taken into account that the non-lease components would be accounted for ratably on a straight-line basis over the duration of the time charter and that the lease component is considered as the predominant component. The Partnership qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements. Such revenues are recognized on a straight line basis at the average minimum lease revenue over the rental periods of such charter agreements, as service is performed.

In case that a change in the terms and conditions of a time charter agreement results in a change in the scope of or the consideration for a lease (for example, a change to the terms and conditions of the contract that adds or terminates the right to use one or more vessels or extends or shortens the contractual lease term), the lease is considered modified. The Partnership assesses whether the lease modification should be accounted as a separate contract or not based as per ASC 842-10-25-8. Specifically, the Partnership accounts for a modification to a lease as a separate contract when both of the following conditions are present:

a.	The modification grants the charterer an additional right of use not included in the original lease (for example, the right to use an additional asset);
b.	The lease payments increase commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular time charter agreement.

In case any of the above conditions are not met, the Partnership does not account for the modified lease as a separate contract. Specifically, if the original lease and the modified lease are both classified as operating leases (i.e., no change to lease classification), the Partnership recognizes lease payments to be made under the modified lease, adjusted for any prepaid or accrued hire from the original lease, generally on a straight-line basis over the new lease term (i.e., the remaining lease term from the original lease at the date of modification, adjusted for the additional or terminated periods). Any initial direct costs incurred in connection with the modification are recognized as an expense over the new lease term.

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

Revenue generated from variable lease payments is recognized in the period when changes in facts and circumstances on which the variable lease payments are based occur. The residual or excess amounts from actually collected hire based on the time charter agreement for each period, if any, is classified as deferred or accrued charter revenue in the accompanying consolidated balance sheets.

All voyage expenses are expensed as incurred, except for commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Partnership’s revenues are earned.

Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date. Apart from the agreed hire rate, the owner may be entitled to an additional income, such as ballast bonus, which is considered as reimbursement of owner’s expenses and is recognized together with the lease component over the duration of the charter. During all years ended December 31, 2024, 2023 and 2022, the amortization of the ballast bonus was $0.2 million. As of December 31, 2024 and 2023 the total unamortized balance of such ballast bonus was $234 and $421, respectively, and is presented in Deferred revenue current and non - current in the Consolidated Balance Sheets.

The Partnership has made an accounting policy election to recognize the related ballast costs, mainly consisting of bunkers, incurred over the period between the charter party date or the prior redelivery date (whichever is latest) and the delivery date to the charterer, as contract fulfilment costs in accordance with ASC 340-40 and amortized over the charter period. During all years ended December 31, 2024, 2023 and 2022, the amortization of the contract fulfilment costs was $0.2 million. As of December 31, 2024 and 2023 the total unamortized balance of such contract fulfilment costs was $856 and $1,073, respectively, and is presented in Deferred charges current and non - current in the Consolidated Balance Sheets. Voyage expenses, primarily consist of commissions, which are paid by the Partnership as well as port, canal and bunker expenses that are unique to a particular charter and which are paid by the charterer under the time charter arrangements or by the Partnership during periods of off-hire.

Revenues from contracts with customers include compensation from the charterer for services regarding the special survey of the vessels, as per the terms of the charter party agreement and are recognized in accordance with ASC 606, as the performance obligation is satisfied. During the years ended December 31, 2024, 2023 and 2022, revenues from contracts with customers were nil, $11,602 and nil, respectively.

(p)	Repairs and Maintenance: All repair and maintenance expenses including underwater inspection costs are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.
(q)	Earnings Per Unit: As of December 31, 2024, the Partnership’s capital structure consisted of common units, two separate classes of preferred units and a general partner interest. The incentive distribution rights are a separate class of non-voting interests that are currently held by the Partnership’s General Partner but, subject to certain restrictions, may be transferred or sold apart from the General Partner’s interest. The Partnership calculates basic earnings/ (loss) per each class of units by allocating period distributed and undistributed earnings/ (losses) to the General Partner, limited partners and incentive distribution rights holders using the two-class method and in accordance with the Partnership’s Fourth Amended and Restated Limited Partnership Agreement dated October 23, 2018 (the “Limited Partnership Agreement”). Basic earnings/ (losses) per common unit are computed by allocating distributed and undistributed net income/ (losses) available to common unitholders, after subtracting the interest on the Partnership’s net income/ (loss) of all classes of preferred unitholders, and the General Partner by the weighted average number of common units outstanding during the year. Any undistributed earnings for the period are allocated to the various unitholders based on the distribution waterfall for cash available for distribution specified in the Limited Partnership Agreement. Where distributions relating to the period are in excess of earnings, the surplus is also allocated according to the cash distribution model. Diluted earnings per common unit reflect the potential dilution that could occur if securities or other contracts to issue units were exercised, if any. The Partnership had no dilutive securities outstanding during the three-year period ended December 31, 2024.

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

(r)	Segment Reporting: The Partnership’s vessel operations segment derives revenues from charterers under time charter agreements of its LNG vessels. The accounting policies of the vessel operations segment are the same as the Partnership’s accounting policies. The Partnership’s chief operating decision maker, or CODM, is the Chief Executive Officer. Although separate vessel financial information is available, the CODM internally evaluates the performance of the Partnership as a whole and not on the basis of each vessel or charters. In addition, Partnership’s vessels regularly move between countries in international waters over many trade routes, it is neither practical nor meaningful to assign revenues or earnings from the transportation of international LNG by geographic area. As a result, the Partnership has determined that it has a single reportable segment.

The CODM measures performance based on the Partnership’s overall return to the unitholders based on consolidated net income. The measure of segment assets is reported on the balance sheet as total consolidated assets. The CODM uses net income to evaluate segment assets in deciding whether to reinvest profits into the vessel operations segment or into other strategic activities, such as for acquisitions or to pay dividends.

Consolidated expense information presented within the Consolidated Statements of Income are considered to be significant expenses as they are important to our segment and regularly reported to the CODM.

For the year ended December 31, 2024, we derived our operating revenues from three charterers, each of whom, accounted for 39%, 34%, and 27% of our total revenues. For the year ended December 31, 2023, we derived our operating revenues from three charterers, each of whom, accounted for 41%, 43%, and 16% of our total revenues.

(s)	Fair Value Measurements: The Partnership follows ASC 820, “Fair Value Measurements and Disclosures”, which defines and provides guidance for the measurement of fair value. This guidance creates a fair value hierarchy of measurement and indicates that, when possible, fair value is the price that would be received in the sale of an asset or the price that would be paid in the transfer of a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable data that are not corroborated by market data (Level 3). For example, the reporting entity’s own data has a Level 3 priority because it is not or not yet observable or corroborated by market data. Observable market based inputs or unobservable inputs that are corroborated by market data are classified under Level 2 of the fair value hierarchy. Under the standard, fair value measurements would be separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the consolidated financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.
(t)	Commitments and Contingencies: Commitments are recognized when the Partnership has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will likely be required to satisfy such obligation and a reliable estimate of the amount of such obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless there is a remote possibility of an outflow of resources embodying economic benefits. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable (Note 7).

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

(u)	Accounting for Financial Instruments: The principal financial assets of the Partnership consist of cash and cash equivalents, restricted cash, amounts due from related parties, other receivable, non- current, trade accounts receivable and a derivative financial instrument (interest rate swap). The principal financial liabilities of the Partnership consist of trade and other accounts payable, accrued liabilities, long-term debt, and amounts due to related parties. The Partnership may also consider, from time to time, entering into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. Derivative financial instruments are generally used to manage risk related to fluctuations of interest rates. ASC 815, “Derivatives and Hedging”, requires all derivative contracts to be recorded at fair value, as determined in accordance with ASC 820, Fair Value Measurements and Disclosures (Note 6). The changes in fair value of a derivative contract are recognized in earnings unless specific hedging criteria are met. At the inception of a hedge relationship, the Partnership formally designates and documents the hedge relationship with respect to hedge accounting, the risk management objective and the strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. A cash flow hedge is the mitigation of risk exposure resulting from variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and measured at fair value. For derivatives designated as cash flow hedges, the effective portion of the changes in fair value of the derivatives is recorded in “Accumulated Other Comprehensive Income/ (Loss)” and subsequently recognized in earnings when the hedged items impact earnings.
(v)	Derivative Financial Instruments: The Partnership entered into an interest rate swap contract to manage its exposure to fluctuations of interest rate risks associated with its loan facility. The interest rate swap did not meet the applicable criteria for hedge accounting under ASC 815, including the criteria specific to a cash flow hedge, therefore the interest rate swap represents an economic hedge. As a result, interest paid or received under the respective undesignated swap agreement is recognized in Gain on derivative financial instrument (Note 11). The undesignated interest rate swap is recognized in the consolidated financial statements at its fair value, and the gain or loss from changes in the fair value are reported in earnings in the period in which those fair value changes occur in Gain on derivative financial instrument and any related cash settlements are classified under financing activities in the statement of cash flows.
(w)	Going concern: The Partnership’s policy is in accordance with ASC 205-40, “Presentation of Financial Statements-Going Concern”. ASC 205-40 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about an entity’s ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued.
(x)	Sale and Leaseback Transactions: In accordance with ASC 842, the Partnership, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. If the transfer of the asset meets the criteria of sale, the Partnership, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Partnership does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

2.Significant Accounting Policies and Recent Accounting Pronouncements (continued):

(y)	European Union’s Emissions Trading System: Commencing January 1, 2024, the European Union’s Emissions Trading System (“EU ETS”) was extended to cover Carbon dioxide (“CO2”) emissions from ships over 5,000 gross tons entering EU ports. The EU ETS covers (a) 50% of emissions from voyages either starting in or ending in an EU port, and (b) 100% of emissions from voyages between two EU ports or emissions generated while a ship is within an EU port. Shipping companies will have to surrender EU ETS emissions allowances (“EUA”) for each ton of reported CO2 emissions in the scope of the EU ETS. There is a phase-in period for the regulations, as allowances will have to be submitted for 40% of 2024 emissions, 70% of 2025 emissions and 100% of emissions for 2026 and subsequent years. Beginning in 2026, the scope of the EU ETS will also be expanded to include Methane (“CH4”) and Nitrus oxide (“N2O”).

The value of the EUAs to be provided to the Partnership under the terms of its agreements with the charterers of its vessels is included in Voyage revenues in the Consolidated Statements of Income. The value of the EUA obligations incurred by the Partnership under the EU ETS is included in Voyage expenses in the Consolidated Statements of Income. The EUAs and corresponding obligations are measured at the estimated cost of purchasing the credits from the EUA market, based on the date of completing a voyage. Unfunded EUAs obligations are revalued based upon a market approach utilizing prices published on an EUA market index. For the year ended December 31, 2024, the Partnership recorded EUAs amounting to $3,071 under Voyage revenues, and an equal amount under Voyage expenses.

EUAs held by the Partnership and receivable from the charterers are intended to be used to settle its EUA obligations and are accounted within Prepayments and other assets. EUAs relating to 2024 emissions are required to be surrendered to the EU authorities in September 2025. This obligation is presented within Accrued liabilities and other payables if settlement to the EU is due within twelve months of the reporting date, and within Other non-current liabilities if settlement is due after twelve months of the reporting date.

(z)	Re-purchase and Retirement of Partnership’s Common Units: All Partnership’s common shares re-purchased are immediately cancelled and retired, and the Partnership’s share capital is accordingly reduced. The excess of the cost of the common shares over their par value is allocated in additional paid-in capital.

Recent Accounting Pronouncements Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The adoption of ASU 2023-07 had no material impact on the Partnership’s consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03,‘‘Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses’’. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Partnership is currently assessing the impact this standard will have on its consolidated financial statements.